UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2023 CNY (¥) ¥ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares
Revenues:
Net revenues	¥ 3,160,749	$ 433,217	¥ 1,636,810
Operating costs and expenses:
Hotel operating costs	(1,507,682)	(206,645)	(1,037,383)
Other operating costs	(323,157)	(44,292)	(118,550)
Selling and marketing expenses	(262,682)	(36,004)	(85,937)
General and administrative expenses	(346,036)	(47,428)	(132,968)
Technology and development expenses	(54,988)	(7,537)	(50,216)
Total operating costs and expenses	(2,494,545)	(341,906)	(1,425,054)
Other operating income	43,653	5,983	31,583
Income from operations	709,857	97,294	243,339
Interest income	20,812	2,853	9,485
Gain from short-term investments	23,197	3,179	6,537
Interest expenses	(4,326)	(593)	(4,855)
Other expenses, net	(4,442)	(609)	(3,059)
Income before income tax	745,098	102,124	251,447
Income tax expense	(225,804)	(30,949)	(72,762)
Net income	519,294	71,175	178,685
Less: net income (loss) attributable to non-controlling interests	2,211	303	(1,692)
Net income attributable to the Company	517,083	70,872	180,377
Net income	519,294	71,175	178,685
Other comprehensive income
Foreign currency translation adjustments, net of nil income taxes	26,006	3,564	9,404
Other comprehensive income, net of income taxes	26,006	3,564	9,404
Total comprehensive income	545,300	74,739	188,089
Comprehensive income (loss) attributable to non-controlling interests	2,211	303	(1,692)
Comprehensive income attributable to the Company	¥ 543,089	$ 74,436	¥ 189,781
Net income per ordinary share - Basic (in RMB or USD per share) | (per share)	¥ 1.28	$ 0.18	¥ 0.48
Net income per ordinary share - Diluted (in RMB or USD per share) | (per share)	¥ 1.25	$ 0.17	¥ 0.48
Weighted average ordinary shares used in calculating net income per ordinary share - Basic (in shares)	403,206,606	403,206,606	376,970,454
Weighted average ordinary shares used in calculating net income per ordinary share - Diluted (in shares)	414,425,523	414,425,523	376,970,454
Manachised hotels
Revenues:
Net revenues	¥ 1,854,393	$ 254,166	¥ 995,977
Leased hotels
Revenues:
Net revenues	645,024	88,408	414,020
Retail revenues and others
Revenues:
Net revenues	¥ 661,332	$ 90,643	¥ 226,813